Income Tax (Expense) Recovery - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Current	$ (2,630)	$ (3,398)	$ (2,828)	$ (6,563)
Deferred	1,878	205	3,071	572
Income tax (expense) recovery	$ (752)	$ (3,193)	$ 243	$ (5,991)